Oberweis Small-Cap Value Fund (Prospectus Summary) | Oberweis Small-Cap Value Fund
OBERWEIS SMALL-CAP VALUE FUND
INVESTMENT OBJECTIVE
The Oberweis Small-Cap Value Fund's (the “Fund”) investment objective is capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The Fund is a new series of the Oberweis Funds (the “Trust”). On or about October 2, 2017, the Cozad Small Cap Value Fund (the “Predecessor Fund”) was reorganized into the Fund. As a result of the reorganization, the performance and accounting history of the Predecessor Fund's Class I shares will be assumed by the Fund. Certain financial and performance information included herein is that of the Predecessor Fund's Class I shares.

Shareholder Fees (Fees paid directly from your investments)
Shareholder Fees	Predecessor Fund USD ($)
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	none
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Predecessor Fund
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.73%	[1]
Total Annual Fund Operating Expenses	1.73%
Expense Reimbursement	(0.43%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.30%
[1]	"Other Expenses" have been estimated because the Institutional Class shares have no operating history as of the date hereof.
[2]	The Fund's adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 1.30% of average daily net assets, excluding any interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (the "expense limitation"). The contractual arrangement continues in force until April 30, 2019. Except for termination, the contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund, subject to approval by the Board of Trustees of the Oberweis Trust. The adviser may recoup the amount of any expenses reimbursed during the term of the contract if the recoupment does not cause the Fund's expenses to exceed the expense limitation in place at the time of the reimbursement or currently, whichever is less.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
| | Predecessor Fund | USD ($)	132	503	898	2,005

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expense or in the Example, affect the Fund's performance. The Fund has not yet commenced operations as of the most recent fiscal year end. Thus, no portfolio turnover rate has been provided. The portfolio turnover rate of the Predecessor Fund for the fiscal year ended June 30, 2017 was 76%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by making intermediate and long-term investments in domestic, publicly-traded equity securities of small capitalization companies. Fund investment positions are generally held for 12 to 18 months, although longer or shorter holding periods may occur. Under normal circumstances, at least 80% of the Fund's net assets (plus the amount of borrowings, if any) will be invested in securities of small capitalization companies (“80% investment policy”). For purposes of the 80% investment policy, the Fund defines a small capitalization company as one with a market capitalization of up to $3 billion.

Oberweis Asset Management, Inc. (“OAM” or the “Adviser”) has developed and implemented a proprietary investment system focused on appreciation of publicly-traded small capitalization U.S. equities through intermediate- and long-term investment (the “Small-Cap Value Strategy”). The Small-Cap Value Strategy is guided by a proprietary initial screening system for companies included in the New York Stock Exchange, NASDAQ and AMEX. The Adviser applies a quantitative screen against the domestically traded equities listed on those exchanges, which narrows the investable universe of securities to approximately 300. The quantitative screen considers such factors as the security's price to earnings ratio, price to cash flow ratio, cash flow to earnings ratio, debt to equity ratio, one year price history, dividend yield and dividend history. This screen aids in uncovering potentially undervalued securities that have a reasonable risk profile relative to the benchmark. A secondary, fundamental analysis is applied to further narrow the number of investable securities that prioritizes understanding and limiting the risks of the individual securities and portfolio as a whole. A computer-based mathematical program is then used to aid in determining the final composition of securities in the Fund's portfolio.

Through the use of these screens, the Adviser attempts to actively monitor both macro and micro drivers of perceived risk. Accordingly, the management team may adjust individual, industry, sector or other factor-related weights in an attempt to limit perceived downside risk. The Adviser may, from time to time based on its analysis of market signals in conjunction with the Small-Cap Value Strategy, liquidate investment positions and hold the proceeds in money market funds, other highly liquid obligations or the electronically-traded iShares Russell 2000 Value Index Fund. The Adviser expects to re-balance the Fund's portfolio of securities three to four times each calendar year based on investment performance.

PRINCIPAL RISKS

The biggest risk is that the Fund's returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small-sized companies, can be volatile. The value of the Fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund's objective will be met.

Small-sized Company Risk

The Fund is subject to small company risk. Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Equity Securities Risk

Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, or a particular company.

Management Risk

The Adviser's reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund's investments may prove to be incorrect and may not produce the desired results.

Market Risk

Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

FUND PERFORMANCE

The Fund will adopt the performance history of the Predecessor Fund's Class I shares. The bar chart and the performance table below provide some indication of the risks of an investment in the Fund by showing how the Predecessor Fund's performance has varied from year to year and by showing how the Predecessor Fund's Class I shares average annual returns compare with a broad measure of market performance. The table shows how the Predecessor Fund's performance compares to the Russell 2000 Value Index, which is the Predecessor Fund's benchmark index and will be the Fund's benchmark index. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account (“IRA”). The Predecessor Fund's past performance, before and after taxes, does not necessarily represent how the Fund will perform in the future.

Annual Total Returns (for the Periods Ended December 31)
[1]	The Predecessor Fund acquired all of the assets and liabilities of Cozad Small Cap Value Fund I, LP in a tax-free reorganization on July 1, 2014. As a result of the different tax treatment of the Cozad Small Cap Value Fund I, LP, we are unable to calculate after-tax returns for the periods prior to July 1, 2014. The Cozad Small Cap Value Fund I, LP did not have a distribution policy. It was an unregistered limited liability company, did not qualify as a regulated investment company for federal income tax purposes and it did not pay dividends and distributions.

The Predecessor Fund's calendar year-to-date total return for Class I shares as of June 30, 2017 was 0.14% BEST QUARTER WORST QUARTER 4Q 2011 15.38% 3Q 2011 -18.23%
Average Annual Total Returns (for the Periods Ended December 31, 2016)
Average Annual Total Returns - -		Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, Since Inception	[2]
Predecessor Fund		Return Before Taxes	26.82%	[1]	13.98%	[1]	13.37%	[1]
After Taxes on Distributions	[1]	Return After Taxes on Distributions	26.53%		13.67%		13.13%
After Taxes on Distributions and Sale of Fund Shares	[1]	Return After Taxes on Distributions and Sale of Fund Shares	15.43%		11.19%		10.84%
Russell 2000 Value Index		Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	31.74%		15.07%		8.24%
[1]	The Predecessor Fund acquired all of the assets and liabilities of Cozad Small Cap Value Fund I, LP in a tax-free reorganization on July 1, 2014. As a result of the different tax treatment of the Cozad Small Cap Value Fund I, LP, we are unable to calculate after-tax returns for the periods prior to July 1, 2014. The Cozad Small Cap Value Fund I, LP did not have a distribution policy. It was an unregistered limited liability company, did not qualify as a regulated investment company for federal income tax purposes and it did not pay dividends and distributions.
[2]	Since September 30, 2010